Acquisitions (Details) $ in Thousands, € in Millions								3 Months Ended		6 Months Ended
	Jun. 03, 2022 USD ($)	Apr. 21, 2022 USD ($)	Feb. 09, 2022 USD ($)	Jul. 08, 2021 USD ($)	May 07, 2021 USD ($)	May 07, 2021 EUR (€)	Feb. 26, 2021 USD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2021 USD ($)	Jan. 31, 2022 USD ($)
Business Acquisition [Line Items]
Cash, net of cash acquired								$ 61,096	$ 54,418	$ 103,988	$ 90,278
Fair value of the contingent considerations								27,579		27,579		$ 12,990
Acquisition-related costs								923	$ 391	1,648	$ 908
QuestaWeb
Business Acquisition [Line Items]
Cash, net of cash acquired							$ 35,900
Gross contractual amount of trade receivables acquired							600
Fair value of acquired trade receivables							500
Estimate of contractual cash flows not expected to be collected							$ 100
Portrix
Business Acquisition [Line Items]
Cash, net of cash acquired					$ 25,200	€ 20.7
Gross contractual amount of trade receivables acquired					700
Fair value of acquired trade receivables					$ 700
GreenMile
Business Acquisition [Line Items]
Cash, net of cash acquired				$ 29,200
Gross contractual amount of trade receivables acquired				1,100
Fair value of acquired trade receivables				1,000
Maximum potential performance-based contingent consideration				$ 10,000
Period for revenue performance targets				2 years
Fair value of the contingent considerations				$ 3,300
Estimate of contractual cash flows not expected to be collected				$ 100
Fiscal 2023 Acquisitions
Business Acquisition [Line Items]
Acquisition-related costs								200		500
Amount of revenue recognized								4,900		6,900
Amount of net income recognized								$ 900		1,600
Net CHB, LLC
Business Acquisition [Line Items]
Cash, net of cash acquired			$ 38,700							38,664
Gross contractual amount of trade receivables acquired			100
Fair value of acquired trade receivables			100
Maximum potential performance-based contingent consideration			$ 60,000
Period for revenue performance targets			2 years
Fair value of the contingent considerations			$ 13,900
Foxtrot
Business Acquisition [Line Items]
Cash, net of cash acquired		$ 4,200								$ 4,228
Gross contractual amount of trade receivables acquired		700
Fair value of acquired trade receivables		$ 700
XPS Technology LLC
Business Acquisition [Line Items]
Cash, net of cash acquired	$ 61,100
Gross contractual amount of trade receivables acquired	1,500
Fair value of acquired trade receivables	1,500
Maximum potential performance-based contingent consideration	$ 75,000
Period for revenue performance targets	2 years
Fair value of the contingent considerations	$ 9,400